OPERATING CONTEXT	12 Months Ended
Dec. 31, 2017
OPERATING CONTEXT
OPERATING CONTEXT

NOTE 1 - OPERATING CONTEXT

Centrais Elétricas Brasileiras S.A. (Eletrobras, Eletrobras System or the Company) is a publicly traded company, with headquarters in Brasília - DF - Setor Comercial Norte, Quadra 6, Conjunto A, Bloco A — Asa Norte, registered with the Brazilian Securities Commission (CVM) and the Securities and Exchange Commission (SEC), with stock traded on the Exchanges of São Paulo (BOVESPA) in Brazil, Madrid (LATIBEX) in Spain, and New York (NYSE) in the United States of America. The Company is a mixed economy company controlled by the Federal Government. Its purpose is to carry out studies, projects, construction, and operation of power plants, transmission lines, and electricity distribution, as well as any business activities relating to these activities. Its purpose is also to provide financing and pledge guarantees, in Brazil and abroad, to its electricity utility subsidiaries and to technical/scientific research entities; to promote and support research of interest to the electricity sector, particularly with regard to generation, transmission, and distribution activities, as well as to conduct multi-purpose water basin utilization studies; to contribute to the training and preparation of the technical personnel necessary for the Brazilian electricity sector and of qualified operators, through the use of specialized courses, while also providing assistance to Brazilian educational institutions or scholarships abroad, and signing agreements with entities that collaborate in the training of specialized technical personnel; to collaborate in technical and administrative matters with the companies in which it holds equity stakes and with the Ministry of Mines and Energy (MME).

The Company acts as a holding company, creating investments in equity interests, holding direct control of the following ten electricity generation and/or transmission companies:

•	Furnas Centrais Elétricas S.A. (FURNAS);
•	Centrais Elétricas do Norte do Brasil S.A. (ELETRONORTE);
•	Companhia Hidro Elétrica do São Francisco (CHESF);
•	ELETROSUL Centrais Elétricas S.A.;
•	Eletrobras Termonuclear S.A. (ELETRONUCLEAR);
•	Companhia de Geração Térmica de Energia Elétrica (CGTEE);
•	Eólica Hermenegildo I S.A — Hermenegildo I;
•	Eólica Hermenegildo II S.A — Hermenegildo II;
•	Eólica Hermenegildo III S.A — Hermenegildo III; and
•	Santa Vitória do Palmar Holding S.A. - Santa Vitória do Palmar

In addition to its majority stakes in the above electricity generation and/or transmission companies, the Company holds direct control of six electricity distribution companies:

•	Boa Vista Energia S.A. - Boa Vista (*);
•	Companhia de Eletricidade do Acre - Eletroacre (*);
•	Centrais Elétricas de Rondônia - Ceron (*);
•	Companhia Energética de Alagoas - Ceal;
•	Companhia Energética do Piauí - Cepisa (*); and
•	Amazonas Distribuidora de Energia S.A. - Amazonas Distribuidora

(*) Electricity distribution companies classified as held for sale. See note 42.

In 2015, the subsidiary Amazonas Energia implemented the deverticalization process, wherein the electricity generation and transmission activities formerly carried out by Amazonas Distribuidora were separated from its distribution activities. Thus, a new company was created under the Eletrobras System, under the name Amazonas Geração e Transmissão de Energia S.A. (“Amazonas GT”). On February 27, 2018, ANEEL approved the deverticalization process presented herein through authorizing resolution No. 6.883. In July 2016, during the 165th General Extraordinary Shareholders Meeting, it was resolved not to extend the concessions of the electricity distribution subsidiaries of the Eletrobras Group. During that General Extraordinary Shareholders Meeting, it was resolved to transfer control, by December 31, 2017, of the Eletrobras distribution companies, provided that prior to the transfer of the distribution company to its new owner, the distribution company receives from the Federal Government or through tariffs all resources and remuneration necessary to operate, maintain, and make investments relating to the public utility services of that respective distribution company. On December 28, 2017, during the 169th General Extraordinary Shareholders Meeting, it was resolved to extend the deadline for signing the contract for transfer of control of the Eletrobras group distributors until July 31, 2018. (See Note 2)

On February 14, 2017, the total equity interest of the Eletrobras in the Companhia Celg Distribuição — CELG-D was sold to ENEL BRASIL S/A.

On September 29, 2017, the Eletrobras Administrative Council approved the start of the corporate restructuring process between subsidiaries Eletrosul and CGTEE, aiming at obtaining operational, tax, economic-financial and statutory synergies. This process has not been concluded up to this date.

The Company holds control of Eletrobras Participações S.A. (Eletropar). In addition, it holds equity interests in Itaipu Binacional (Itaipu) (through a system of joint control as under the International Treaty signed by the Governments of Brazil and Paraguay), Inambari Geração de Energia S.A., and Rouar S.A. (through a system of joint control with the state-owned Uruguayan company Usinas y Transmisiones Eléctricas de Uruguay UTE).

The Company has indirect subsidiaries and direct or indirect minority stakes in various other companies in the electricity generation, transmission, and distribution segments (see Note 15).

The Company is authorized to, either directly or by way of its subsidiaries, form associations, with or without contribution of funds, for the establishing of business consortiums or equity stakes abroad, with or without majority control, which are aimed directly or indirectly at the operation of electricity production or transmission or distribution.

The Company was responsible for the management of sector resources of the Energy Development Account (CDE), of the Fuel Consumption Account (CCC) and of the Global Reversal Reserve (RGR). According to Law 13.360/2016, regulated by Decree 9.022/2017, and to ANEEL

Dispatch 1.079 of April 18, 2017, the responsibility for budget, management and movement of these funds was transferred to the Electricity Trading Chamber (CCEE) from May 1st, 2017.

The Company also acts as an electricity marketing agent for Itaipu Binacional and for the agents participating in the Incentive Program for Alternative Electricity Sources (PROINFA) and the National Electricity Conservation Program (PROCEL).

The issuance of these consolidated financial statements was authorized by the Board of Directors on April 30, 2018.